PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization of property, equipment and software	¥ 47,435,448	$ 7,400,000	¥ 447,782	¥ 2,778,778
Gain (Loss) on Disposition of Property Plant Equipment	¥ 3,900,000	$ 600,000	¥ 30,000.00	¥ 2,200,000